Segment Reporting - Reconciliation of Reportable Segment, (Loss)/Profit before Income Tax, Assets and Liabilities to Consolidated Figures (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total operating revenue		¥ 101,644	¥ 92,561	¥ 154,322
(Loss)/profit before income tax		(13,910)	(15,195)	4,055
Total assets		323,211	326,383
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of operating segments [line items]
Total operating revenue		(13,903)	(15,186)	4,070
(Loss)/profit before income tax		(13,903)	(15,186)	4,070
Total assets		322,948	326,115
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Adjustments arising from business combinations under common control [Member]
Disclosure of operating segments [line items]
Total assets	[1]	237	237
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Capitalization of exchange difference of specific loans [Member]
Disclosure of operating segments [line items]
(Loss)/profit before income tax	[2]	(8)	(9)	(16)
Total assets	[2]	39	47
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Government grants [Member]
Disclosure of operating segments [line items]
(Loss)/profit before income tax	[3]	1	0	¥ 1
Total assets	[3]	(5)	(6)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Others [Member]
Disclosure of operating segments [line items]
Total assets		¥ (8)	¥ (10)

[1]	In accordance with the PRC GAAP, the Company accounts for the business combination under common control by applying the pooling-of-interest method. Under the pooling-of-interest method, the difference between the historical carrying amount of the acquiree and the consideration paid is accounted for as an equity transaction. Business combinations under common control are accounted for as if the acquisition had occurred at the beginning of the earliest comparative year presented or, if later, at the date that common control was established; for this purpose, relevant comparative figures are restated under PRC GAAP. Under IFRSs, the Company adopts the purchase accounting method for acquisition of business under common control.
[2]	In accordance with the PRC GAAP, exchange difference arising on translation of specific loans and related interest denominated in a foreign currency is capitalized as part of the cost of qualifying assets. Under IFRSs, such exchange difference is recognized in income statement unless the exchange difference represents an adjustment to interest.
[3]	In accordance with the PRC GAAP, assets related government grants (other than special funds) are deducted from the cost of the related assets. Special funds granted by the government and clearly defined in the approval documents as part of “capital reserve” are accounted for as increase in capital reserve. Under IFRSs, assets related government grants are deducted to the cost of the related assets. The difference is resulted from government grants received in previous years and are recognized in capital reserve under PRC GAAP.